INCOME TAXES. (Details 4) $ in Thousands	Dec. 31, 2018 USD ($)
Federal [Member]
Net operating loss carryforward	$ 183,212
Federal [Member] | 2019 [Member]
Net operating loss carryforward	94,739
Federal [Member] | 2020 [Member]
Net operating loss carryforward	6,374
Federal [Member] | 2021 [Member]
Net operating loss carryforward	6,308
Federal [Member] | 2022 [Member]
Net operating loss carryforward	6,308
Federal [Member] | 2023 [Member]
Net operating loss carryforward	6,308
State [Member]
Net operating loss carryforward	166,032
State [Member] | 2019 [Member]
Net operating loss carryforward	108,956
State [Member] | 2020 [Member]
Net operating loss carryforward	5,345
State [Member] | 2021 [Member]
Net operating loss carryforward	5,318
State [Member] | 2022 [Member]
Net operating loss carryforward	5,318
State [Member] | 2023 [Member]
Net operating loss carryforward	$ 5,318